Shareholder Report	2 Months Ended	6 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		UNIFIED SERIES TRUST
Entity Central Index Key		0001199046
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000250334
Shareholder Report [Line Items]
Fund Name	Efficient Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	EFFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the period since inception?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$193	1.95%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.95%
AssetsNet	$ 65,812,019	$ 65,812,019
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,812,019
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	11%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	27.7%
Non U.S. Government & Agencies	3.2%
U.S. Government & Agencies	30.5%
Money Market Funds	38.6%